Trade and Other Receivables	12 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Trade and other receivables
6.	Trade and other receivables

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Trade receivables - third parties	8,875,616	7,119,565	1,509,758
Less: Allowance for expected credit losses of trade receivables – third parties	(243,021)	(243,021)	(51,534)
	8,632,595	6,876,544	1,458,224

Deposits	183,591	188,181	39,905
Prepayments	68,813	8,395	1,780
Advance to suppliers	73,957	295,827	62,732
Deferred IPO expenses	2,110,605	8,054,139	1,707,941
Sundry receivables	2,091	1,642	349
	11,071,652	15,424,728	3,270,931

Trade receivables are unsecured, non-interest bearing and are generally on 30 to 120 days’ (2023: 30 to 120 days’) credit terms.

The movement in allowance for expected credit losses of trade receivables – third parties computed based on lifetime ECL was as follows:

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
At beginning and end of financial year	243,021	243,021	51,534

Included within trade and other receivables are deferred IPO expenses amounting to RM 8,054,139 (2023: RM 2,110,605). These costs include professional fees that are directly attributable to the preparation of the Group’s proposed listing on Nasdaq Capital Market.

The currency profiles of the Group’s trade and other receivables as at the end of each reporting period are as follows:

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Malaysian Ringgit	874,845	819,873	173,860
United States Dollar	8,993,253	12,931,625	2,742,249
Euro	1,203,176	1,645,651	348,974
Others	378	27,579	5,848
	11,071,652	15,424,728	3,270,931